Pioneer Global Sustainable Value Fund
Schedule of Investments  |  December 31, 2023

A: PGSVX	C: GBVCX	Y: PSUYX

Schedule of Investments  |  12/31/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.7%
	Common Stocks — 99.7% of Net Assets
	Aerospace & Defense — 2.0%
1,844	Hensoldt AG	$ 49,698
	Total Aerospace & Defense	$49,698

	Air Freight & Logistics — 1.1%
168	United Parcel Service, Inc., Class B	$ 26,415
	Total Air Freight & Logistics	$26,415

	Automobile Components — 1.0%
600	Bridgestone Corp.	$ 24,780
	Total Automobile Components	$24,780

	Automobiles — 1.0%
1,300	Subaru Corp.	$ 23,723
	Total Automobiles	$23,723

	Banks — 15.8%
3,338	ABN AMRO Bank NV (C.V.A.) (144A)	$ 50,155
873	Citizens Financial Group, Inc.	28,931
4,100	Grupo Financiero Banorte S.A.B de CV, Class O	41,229
938	Hana Financial Group, Inc.	31,535
1,634	KB Financial Group, Inc. (A.D.R.)	67,599
600	Sumitomo Mitsui Financial Group, Inc.	29,226
867	Truist Financial Corp.	32,010
1,401	UniCredit S.p.A.	38,006
1,346	Wells Fargo & Co.	66,250
	Total Banks	$384,941

	Biotechnology — 1.9%
303	AbbVie, Inc.	$ 46,956
	Total Biotechnology	$46,956

	Broadline Retail — 2.8%
4,600	Alibaba Group Holding, Ltd.	$ 44,456
563	eBay, Inc.	24,558
	Total Broadline Retail	$69,014

	Capital Markets — 5.7%
679	Bank of New York Mellon Corp.	$ 35,342
436	State Street Corp.	33,773
2,235	UBS Group AG	69,416
	Total Capital Markets	$138,531

1Pioneer Global Sustainable Value Fund |  | 12/31/23

Shares		Value
	Communications Equipment — 3.1%
1,477	Cisco Systems, Inc.	$ 74,618
	Total Communications Equipment	$74,618

	Construction Materials — 2.6%
903	CRH Plc	$ 62,228
	Total Construction Materials	$62,228

	Consumer Staples Distribution & Retail — 2.0%
268+#	Magnit PJSC	$ 1,049
1,200	Seven & i Holdings Co., Ltd.	47,526
	Total Consumer Staples Distribution & Retail	$48,575

	Diversified Telecommunication Services — 1.0%
1,056	Deutsche Telekom AG	$ 25,359
	Total Diversified Telecommunication Services	$25,359

	Electric Utilities — 4.1%
800	Eversource Energy	$ 49,376
1,401	FirstEnergy Corp.	51,361
	Total Electric Utilities	$100,737

	Electrical Equipment — 2.3%
239(a)	Generac Holdings, Inc.	$ 30,888
1,800	Mitsubishi Electric Corp.	25,410
	Total Electrical Equipment	$56,298

	Financial Services — 1.6%
649(a)	PayPal Holdings, Inc.	$ 39,855
	Total Financial Services	$39,855

	Food Products — 1.0%
778	Associated British Foods Plc	$ 23,452
	Total Food Products	$23,452

	Health Care Equipment & Supplies — 3.4%
601	Medtronic Plc	$ 49,510
2,460	Smith & Nephew Plc	33,676
	Total Health Care Equipment & Supplies	$83,186

	Health Care Providers & Services — 3.8%
652	Cardinal Health, Inc.	$ 65,722
56	Humana, Inc.	25,637
	Total Health Care Providers & Services	$91,359

Pioneer Global Sustainable Value Fund |  | 12/31/232

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Shares		Value
	Hotels, Restaurants & Leisure — 0.8%
6,800(a)	Sands China, Ltd.	$ 19,844
	Total Hotels, Restaurants & Leisure	$19,844

	Household Durables — 1.8%
2,527	Persimmon Plc	$ 44,570
	Total Household Durables	$44,570

	Household Products — 0.9%
311	Reckitt Benckiser Group Plc	$ 21,456
	Total Household Products	$21,456

	Industrial Conglomerates — 1.2%
400	Hitachi, Ltd.	$ 28,909
	Total Industrial Conglomerates	$28,909

	Insurance — 5.5%
137	Chubb, Ltd.	$ 30,962
406	Hartford Financial Services Group, Inc.	32,634
6,000	Ping An Insurance Group Co. of China, Ltd., Class H	27,141
181	Willis Towers Watson Plc	43,657
	Total Insurance	$134,394

	IT Services — 3.9%
585	International Business Machines Corp.	$ 95,677
	Total IT Services	$95,677

	Machinery — 1.2%
500	Mitsubishi Heavy Industries, Ltd.	$ 29,094
	Total Machinery	$29,094

	Metals & Mining — 7.0%
2,920	Barrick Gold Corp.	$ 52,823
711	Newmont Corp.	29,428
394	Rio Tinto Plc	29,261
1,425	Teck Resources, Ltd., Class B	60,235
	Total Metals & Mining	$171,747

	Multi-Utilities — 2.2%
1,133	Dominion Energy, Inc.	$ 53,251
	Total Multi-Utilities	$53,251

	Oil, Gas & Consumable Fuels — 7.9%
381	Chesapeake Energy Corp.	$ 29,314
1,924	Marathon Oil Corp.	46,484
2,214	Permian Resources Corp.	30,110
3Pioneer Global Sustainable Value Fund |  | 12/31/23

Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
4,480+#	Rosneft Oil Co. PJSC	$ 1,492
1,311	Shell Plc (A.D.R.)	86,264
	Total Oil, Gas & Consumable Fuels	$193,664

	Pharmaceuticals — 5.4%
1,341	GSK Plc	$ 24,770
2,557	Pfizer, Inc.	73,616
342	Sanofi S.A.	33,906
	Total Pharmaceuticals	$132,292

	Semiconductors & Semiconductor Equipment — 1.1%
181	QUALCOMM, Inc.	$ 26,178
	Total Semiconductors & Semiconductor Equipment	$26,178

	Technology Hardware, Storage & Peripherals — 1.1%
20,000	Lenovo Group, Ltd.	$ 27,871
	Total Technology Hardware, Storage & Peripherals	$27,871

	Trading Companies & Distributors — 3.5%
748(a)	AerCap Holdings NV	$ 55,592
800	Mitsui & Co., Ltd.	29,807
	Total Trading Companies & Distributors	$85,399

	Total Common Stocks (Cost $2,295,507)	$2,434,071

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.7% (Cost $2,295,507)	$2,434,071
	OTHER ASSETS AND LIABILITIES — 0.3%	$7,291
	net assets — 100.0%	$2,441,362

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold normally to qualified institutional buyers. At December 31, 2023, the value of these securities amounted to $50,155, or 2.1% of net assets.
(a)	Non-income producing security.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Pioneer Global Sustainable Value Fund |  | 12/31/234

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	5/10/2021	$19,544	$1,049
Rosneft Oil Co. PJSC	6/23/2021	37,564	1,492
Total Restricted Securities			$2,541
% of Net assets			0.1%
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$26,415	$—	$—	$26,415
Banks	236,019	148,922	—	384,941
Biotechnology	46,956	—	—	46,956
Broadline Retail	24,558	44,456	—	69,014
Capital Markets	69,115	69,416	—	138,531
Communications Equipment	74,618	—	—	74,618
Consumer Staples Distribution & Retail	—	47,526	1,049	48,575
Electric Utilities	100,737	—	—	100,737
Electrical Equipment	30,888	25,410	—	56,298
Financial Services	39,855	—	—	39,855
Health Care Equipment & Supplies	49,510	33,676	—	83,186
Health Care Providers & Services	91,359	—	—	91,359
Insurance	107,253	27,141	—	134,394
IT Services	95,677	—	—	95,677
Metals & Mining	142,486	29,261	—	171,747
Multi-Utilities	53,251	—	—	53,251
Oil, Gas & Consumable Fuels	192,172	—	1,492	193,664
Pharmaceuticals	73,616	58,676	—	132,292
Semiconductors & Semiconductor Equipment	26,178	—	—	26,178
Trading Companies & Distributors	55,592	29,807	—	85,399
All Other Common Stocks	—	380,984	—	380,984
Total Investments in Securities	$1,536,255	$895,275	$2,541	$2,434,071
During the period ended December 31, 2023, there were no transfers in or out of Level 3.
5Pioneer Global Sustainable Value Fund |  | 12/31/23